Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating Lease, Payments			$ 3,000		$ 2,896	$ 2,776
Operating Lease, Cost	$ 700	$ 700	$ 1,400	$ 1,400	$ 2,757	$ 2,757